Name of	Check if Registered	Name of Originator	Total Assets in ABS			Assets that Were			Assets that Were			Assets Pending Repurchase or			Demand			Demand			Demand
Issuing Entity			by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			in Dispute			Withdrawn			Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2016-6		HUD	1,481	301,542,495.74	100.00%	-	-	0.00%	1	160,326.23	0.05%	5	1,132,656.73	0.38%	-	-	0.00%	2	418,508.96	0.14%	-	-	0.00%
2016-10		Citi/Ophyrs	929	85,892,863.68	100.00%	-	-	0.00%	1	101,314.97	0.12%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2016-12*		BofA	1,393	245,422,991.75	100.00%	-	-	0.00%	1	98,187.24	0.04%	2	223,333.36	0.09%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2017-1		BANA	1,425	220,530,700.50	100.00%	2	146,029.56	0.07%	-	-	0.00%	4	532,011.66	0.24%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2017-5		Citi	10,788	516,422,393.49	100.00%	1	225,531.05	0.04%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	1	225,531.05	0.04%
2018-1		Citi	1,033	57,422,018.56	100.00%	1	59,770.62	0.10%	-	-	0.00%	1	59,770.62	0.10%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			17,049	1,427,233,463.72	100.00%	4	431,331.23	0.03%	3	359,828.44	0.03%	12	1,947,772.37	0.14%	0	0.00	0.00%	2	418,508.96	0.03%	1	225,531.05	0.02%
*Repurchase completed in Q3 2018